3. Loans, Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Credit risk profile
Total Loans	$ 723,811	$ 689,091	$ 651,891	$ 620,960
Excellent Quality
Credit risk profile
Total Loans	16,496	16,980
High Quality
Credit risk profile
Total Loans	194,094	168,117
Good Quality
Credit risk profile
Total Loans	394,039	365,802
Management Attention
Credit risk profile
Total Loans	86,753	98,254
Watch
Credit risk profile
Total Loans	22,238	22,520
Substandard
Credit risk profile
Total Loans	10,187	17,418
Doubtful
Credit risk profile
Total Loans	0	0
Loss
Credit risk profile
Total Loans	4	0
Construction and land development
Credit risk profile
Total Loans	61,749	65,791
Single-family residential
Credit risk profile
Total Loans	240,700	220,690
Single-family residential - Banco de la Gente stated income
Credit risk profile
Total Loans	40,189	43,733
Commercial
Credit risk profile
Total Loans	247,521	228,526
Multifamily and Farmland
Credit risk profile
Total Loans	21,047	18,080
Commercial loans (not secured by real estate)
Credit risk profile
Total Loans	87,596	91,010
Farm loans (not secured by real estate)
Credit risk profile
Total Loans	0	3
Consumer loans (not secured by real estate)
Credit risk profile
Total Loans	9,832	10,027
All other loans (not secured by real estate)
Credit risk profile
Total Loans	15,177	11,231
Construction and land development
Credit risk profile
Total Loans	61,749	65,791	57,617
Construction and land development | Excellent Quality
Credit risk profile
Total Loans	0	0
Construction and land development | High Quality
Credit risk profile
Total Loans	9,784	10,144
Construction and land development | Good Quality
Credit risk profile
Total Loans	33,633	35,535
Construction and land development | Management Attention
Credit risk profile
Total Loans	10,892	12,544
Construction and land development | Watch
Credit risk profile
Total Loans	7,229	7,265
Construction and land development | Substandard
Credit risk profile
Total Loans	211	303
Construction and land development | Doubtful
Credit risk profile
Total Loans	0	0
Construction and land development | Loss
Credit risk profile
Total Loans	0	0
Single-family residential
Credit risk profile
Total Loans	240,700	220,690	206,417
Single-family residential | Excellent Quality
Credit risk profile
Total Loans	14,996	15,189
Single-family residential | High Quality
Credit risk profile
Total Loans	109,809	86,061
Single-family residential | Good Quality
Credit risk profile
Total Loans	82,147	78,843
Single-family residential | Management Attention
Credit risk profile
Total Loans	25,219	30,259
Single-family residential | Watch
Credit risk profile
Total Loans	4,682	4,322
Single-family residential | Substandard
Credit risk profile
Total Loans	3,847	6,016
Single-family residential | Doubtful
Credit risk profile
Total Loans	0	0
Single-family residential | Loss
Credit risk profile
Total Loans	0	0
Single-family residential - Banco de la Gente stated income
Credit risk profile
Total Loans	40,189	43,733	47,015
Single-family residential - Banco de la Gente stated income | Excellent Quality
Credit risk profile
Total Loans	0	0
Single-family residential - Banco de la Gente stated income | High Quality
Credit risk profile
Total Loans	0	0
Single-family residential - Banco de la Gente stated income | Good Quality
Credit risk profile
Total Loans	16,703	19,223
Single-family residential - Banco de la Gente stated income | Management Attention
Credit risk profile
Total Loans	15,580	15,029
Single-family residential - Banco de la Gente stated income | Watch
Credit risk profile
Total Loans	3,943	3,308
Single-family residential - Banco de la Gente stated income | Substandard
Credit risk profile
Total Loans	3,963	6,173
Single-family residential - Banco de la Gente stated income | Doubtful
Credit risk profile
Total Loans	0	0
Single-family residential - Banco de la Gente stated income | Loss
Credit risk profile
Total Loans	0	0
Commercial
Credit risk profile
Total Loans	247,521	228,526	228,558
Commercial | Excellent Quality
Credit risk profile
Total Loans	0	0
Commercial | High Quality
Credit risk profile
Total Loans	39,769	38,647
Commercial | Good Quality
Credit risk profile
Total Loans	176,109	148,805
Commercial | Management Attention
Credit risk profile
Total Loans	24,753	31,824
Commercial | Watch
Credit risk profile
Total Loans	4,906	4,561
Commercial | Substandard
Credit risk profile
Total Loans	1,984	4,689
Commercial | Doubtful
Credit risk profile
Total Loans	0	0
Commercial | Loss
Credit risk profile
Total Loans	0	0
Multifamily and Farmland
Credit risk profile
Total Loans	21,047	18,080	12,400
Multifamily and Farmland | Excellent Quality
Credit risk profile
Total Loans	0	0
Multifamily and Farmland | High Quality
Credit risk profile
Total Loans	2,884	2,998
Multifamily and Farmland | Good Quality
Credit risk profile
Total Loans	14,529	12,058
Multifamily and Farmland | Management Attention
Credit risk profile
Total Loans	2,355	335
Multifamily and Farmland | Watch
Credit risk profile
Total Loans	1,201	2,689
Multifamily and Farmland | Substandard
Credit risk profile
Total Loans	78	0
Multifamily and Farmland | Doubtful
Credit risk profile
Total Loans	0	0
Multifamily and Farmland | Loss
Credit risk profile
Total Loans	0	0
Commercial loans (not secured by real estate)
Credit risk profile
Total Loans	87,596	91,010	76,262
Commercial loans (not secured by real estate) | Excellent Quality
Credit risk profile
Total Loans	541	700
Commercial loans (not secured by real estate) | High Quality
Credit risk profile
Total Loans	26,006	24,955
Commercial loans (not secured by real estate) | Good Quality
Credit risk profile
Total Loans	55,155	58,936
Commercial loans (not secured by real estate) | Management Attention
Credit risk profile
Total Loans	5,586	5,905
Commercial loans (not secured by real estate) | Watch
Credit risk profile
Total Loans	246	332
Commercial loans (not secured by real estate) | Substandard
Credit risk profile
Total Loans	62	182
Commercial loans (not secured by real estate) | Doubtful
Credit risk profile
Total Loans	0	0
Commercial loans (not secured by real estate) | Loss
Credit risk profile
Total Loans	0	0
Farm loans (not secured by real estate)
Credit risk profile
Total Loans	0	3	$ 7
Farm loans (not secured by real estate) | Excellent Quality
Credit risk profile
Total Loans	0	0
Farm loans (not secured by real estate) | High Quality
Credit risk profile
Total Loans	0	0
Farm loans (not secured by real estate) | Good Quality
Credit risk profile
Total Loans	0	3
Farm loans (not secured by real estate) | Management Attention
Credit risk profile
Total Loans	0	0
Farm loans (not secured by real estate) | Watch
Credit risk profile
Total Loans	0	0
Farm loans (not secured by real estate) | Substandard
Credit risk profile
Total Loans	0	0
Farm loans (not secured by real estate) | Doubtful
Credit risk profile
Total Loans	0	0
Farm loans (not secured by real estate) | Loss
Credit risk profile
Total Loans	0	0
Consumer loans (not secured by real estate)
Credit risk profile
Total Loans	9,832	10,027
Consumer loans (not secured by real estate) | Excellent Quality
Credit risk profile
Total Loans	959	1,091
Consumer loans (not secured by real estate) | High Quality
Credit risk profile
Total Loans	3,335	3,647
Consumer loans (not secured by real estate) | Good Quality
Credit risk profile
Total Loans	4,842	4,571
Consumer loans (not secured by real estate) | Management Attention
Credit risk profile
Total Loans	619	620
Consumer loans (not secured by real estate) | Watch
Credit risk profile
Total Loans	31	43
Consumer loans (not secured by real estate) | Substandard
Credit risk profile
Total Loans	42	55
Consumer loans (not secured by real estate) | Doubtful
Credit risk profile
Total Loans	0	0
Consumer loans (not secured by real estate) | Loss
Credit risk profile
Total Loans	4	0
All other loans (not secured by real estate)
Credit risk profile
Total Loans	15,177	11,231
All other loans (not secured by real estate) | Excellent Quality
Credit risk profile
Total Loans	0	0
All other loans (not secured by real estate) | High Quality
Credit risk profile
Total Loans	2,507	1,665
All other loans (not secured by real estate) | Good Quality
Credit risk profile
Total Loans	10,921	7,828
All other loans (not secured by real estate) | Management Attention
Credit risk profile
Total Loans	1,749	1,738
All other loans (not secured by real estate) | Watch
Credit risk profile
Total Loans	0	0
All other loans (not secured by real estate) | Substandard
Credit risk profile
Total Loans	0	0
All other loans (not secured by real estate) | Doubtful
Credit risk profile
Total Loans	0	0
All other loans (not secured by real estate) | Loss
Credit risk profile
Total Loans	$ 0	$ 0